Offerings - Offering: 1	Aug. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	5,417,538
Proposed Maximum Offering Price per Unit	6.625
Maximum Aggregate Offering Price	$ 35,891,190.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,956.58
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered, issued or become issuable in connection with any stock split, stock dividend or similar transaction or pursuant to anti-dilution provisions of any of the securities. Estimated solely for the purpose of calculation of the registration fee pursuant to Rule 457(c) under the Securities Act based on a per share price of 6.625, the average of the high and low reported sales prices of Beyond Air, Inc.'s (the "Company") common stock, par value $0.0001 per share ("Common Stock"), on the Nasdaq Capital Market on August 14, 2026. (3) Consists of 5,417,538 shares of Common Stock, comprised of (i) 167,011 shares of common stock issued and outstanding, (ii) 1,638,835 shares of common stock issuable upon exercise of pre-funded warrants, and (iii) 3,611,692 shares of common stock issuable upon exercise of common warrants issued by us in a private placement to the selling stockholders that are party to the Securities Purchase Agreement, dated July 29, 2026.